14. Property and equipment (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	R$ 14,677	R$ 14,338
Property and equipment, accumulated depreciation	(5,539)	(5,156)
Property and equipment, net	9,138	9,182	R$ 10,377
Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	129	134
Property and equipment, accumulated depreciation	(94)	(91)
Property and equipment, net	35	43	72
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	1,362	1,414
Property and equipment, accumulated depreciation	0	0
Property and equipment, net	1,362	1,414	1,464
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	2,705	2,823
Property and equipment, accumulated depreciation	(935)	(967)
Property and equipment, net	1,770	1,856	2,023
Buildings | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	43	43
Property and equipment, accumulated depreciation	(23)	(23)
Property and equipment, net	20	20	21
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	5,310	4,926
Property and equipment, accumulated depreciation	(1,818)	(1,642)
Property and equipment, net	3,492	3,284	3,675
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	2,828	2,779
Property and equipment, accumulated depreciation	(1,566)	(1,439)
Property and equipment, net	1,262	1,340	1,676
Facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	817	723
Property and equipment, accumulated depreciation	(330)	(290)
Property and equipment, net	487	433	422
Facilities | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	1	1
Property and equipment, accumulated depreciation	(1)	(1)
Property and equipment, net	0	0	1
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	1,209	1,159
Property and equipment, accumulated depreciation	(669)	(616)
Property and equipment, net	540	543	701
Furniture and fixtures | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	13	14
Property and equipment, accumulated depreciation	(9)	(8)
Property and equipment, net	4	6	6
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	8	8
Property and equipment, accumulated depreciation	(7)	(6)
Property and equipment, net	1	2	75
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	126	204
Property and equipment, accumulated depreciation	0	0
Property and equipment, net	126	204	172
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	183	168
Property and equipment, accumulated depreciation	(120)	(105)
Property and equipment, net	63	63	97
Total property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	14,548	14,204
Property and equipment, accumulated depreciation	(5,445)	(5,065)
Property and equipment, net	9,103	9,139	10,305
Equipment | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	26	30
Property and equipment, accumulated depreciation	(20)	(21)
Property and equipment, net	6	9	13
IT equipment | Finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, cost	46	46
Property and equipment, accumulated depreciation	(41)	(38)
Property and equipment, net	R$ 5	R$ 8	R$ 31